PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	Computers and peripheral equipment	Medical equipment	Office furniture and equipment	Motor vehicles and ambulances	Leasehold improvements	Devices on loan	Total
Cost:

Balance as of January 1, 2023	16,856	5,466	2,198	2,210	3,930	41,191	71,851
Additions during the year	699	7	66	181	127	209	1,289
Disposals during the year	(3,275)	-	(366)	(46)	-	(4,497)	(8,184)
Transfer from inventory, net	-	-	-	-	-	226	226
Currency translation differences	(348)	(165)	(33)	(60)	(106)	(1,126)	(1,838)

Balance as of December 31, 2023	13,932	5,308	1,865	2,285	3,951	36,003	63,344
Additions during the year	513	34	25	201	82	95	950
Disposals during the year	(12,521)	(5,102)	(895)	(933)	(2,611)	(229)	(22,291)
Transfer from inventory, net	-	-	-	-	-	462	462
Currency translation differences	(230)	(102)	(27)	(23)	(72)	(153)	(607)

Balance as of December 31, 2024	1,694	138	968	1,530	1,350	36,178	41,858

Accumulated depreciation:

Balance as of January 1, 2023	15,821	5,359	1,611	1,923	2,946	39,539	67,199
Additions during the year	329	26	104	60	139	300	958
Disposals during the year	(3,113)	-	(325)	(46)	-	(4,422)	(7,906)
Currency translation differences	(344)	(160)	(27)	(59)	(84)	(1,125)	(1,799)

Balance as of December 31, 2023	12,693	5,225	1,363	1,878	3,001	34,292	58,452
Additions during the year	337	25	88	109	147	329	1,035
Disposals during the year	(12,521)	(5,102)	(895)	(933)	(2,611)	(182)	(22,244)
Impairment	-	-	-	-	-	164	164
Currency translation differences	(224)	(101)	(26)	(21)	(58)	(80)	(510)

Balance as of December 31, 2024	285	47	530	1,033	479	34,523	36,897

Depreciated cost as of December 31, 2024	1,409	91	438	497	871	1,655	4,961

Depreciated cost as of December 31, 2023	1,239	83	502	407	950	1,711	4,892